Note 1 - Business Description (Details Textual)			12 Months Ended
	Nov. 23, 2022	Jul. 05, 2022 shares	Dec. 31, 2022 shares	Sep. 30, 2024 $ / shares shares	Aug. 12, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Nov. 16, 2023	Jan. 27, 2022 shares
Common Stock, Shares, Outstanding (in shares)				8,476,202		3,678,550		112,903
Preferred Stock, Shares Outstanding (in shares)				0		1,676,165
Common Stock Dividends, Shares (in shares)		386
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001
The Merger [Member]
Business Acquisition, Conversion Rate of Shares					0.104
Former Firefly 2023 Stockholders [Member]
Subsidiary, Ownership Percentage, Parent							92.00%
Former Firefly Stockholders [Member]
Subsidiary, Ownership Percentage, Parent							8.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	750
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		112,903	5,333
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)								332,636
Stock Issued During Period, Shares, New Issues (in shares)		332,636
Series A Preferred Stock [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0
Private Firefly [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.00001
New Firefly Common Stock [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.0001